Material Accounting Policies - Disclosure of Useful Lives of Finitely Lived Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2025
Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Customer relationship [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Customer relationship [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	18 years
Surface rights agreement [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	40 years